EXHIBIT 99.1

John Deere Owner Trust 2012-B

Statement to Noteholders

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2 0.43% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3 0.53% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4 0.69% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Payment Date:				17-Aug-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$14,016,880.78
		(ii)	A-3 Note Pool Factor:	0.0467229

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$8,848,307.69
		per $1,000 original principal amount:		$29.49

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$8,848,307.69

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$6,190.79
			per $1,000 original principal amount:	$0.02

		(iv)	Class A-4 Notes:	$57,372.35
			per $1,000 original principal amount:	$0.58

		(v)	Total:	$63,563.14

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$145,283,498.29
		(ii)	at end of related Collection Period:	$136,246,954.97

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$145,674,856.01
		(ii)	at end of related Collection Period:	$136,826,548.32

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$151,156,738.32
		(ii)	at end of related Collection Period:	$141,732,283.28

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$5,168,573.09
		(ii)	A-3 Note Pool Factor:	0.0172286

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$121,069.58
		per $1,000 original principal amount of Notes and Certificate:		$0.11
	(b)	Amount of Servicing Fee earned:		$121,069.58
	(c)	Amount of Servicing Fee paid:		$121,069.58
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,983,267.85
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.19%

(10)	(i)	Aggregate amount of net losses for the collection period:		$20,390.82
	(ii)	Cumulative amount of net losses:		$1,145,429.46
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.11%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$41,280.82
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%